LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 89.1%
	U.S. TREASURY BILLS — 89.1%
30,000,000	United States Treasury Bill(a)(c)	2.080	09/29/22	$ 29,950,539
35,000,000	United States Treasury Bill(a)(c)	2.560	10/27/22	34,860,895
30,000,000	United States Treasury Bill(a)(c)	2.830	11/25/22	29,801,206
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $94,641,771)			94,612,640

	TOTAL INVESTMENTS - 89.2% (Cost $94,641,771)			$ 94,707,726
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.8% (b)			11,521,479
	NET ASSETS - 100.0%			$ 106,229,205

(a)	Zero coupon bond.
(b)	Includes unrealized appreciation (depreciation) on swap contract.
(c)	All or a portion of this investment is held as collateral for swaps.

SWAP CONTRACTS *

Notional Value at August 31, 2022	Description	Counterparty	Fixed Rate Received	Variable Rate Paid	Maturity Date	Value/Unrealized Appreciation (Depreciation)
$ 48,055,471	Longboard USD Total Return Swap A	Scotiabank	Total Return of the Underlying Basket	OBFR + 50 bps on Longs Notional; OBFR - (35-85bps) for General Collateral Shorts Notional	3/22/2024	$ (747,967)

23,372,650	Longboard USD Total Return Swap B	Scotiabank	Total Return of the Underlying Basket	OBFR + 50 bps on Longs Notional; OBFR - (35-85bps) for General Collateral Shorts Notional	3/24/2023	843,053
Total Net Unrealized Appreciation on Total Return Swap Contracts						$ 95,086

* No upfront payments or receipts

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2022

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *
The following table represents the top 50 individual positions and related values within the total return basket swap as of August 31, 2022.
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized Appreciation (Depreciation)
DESCRIPTION	Shares	Notional (a)
Common Stock
Aerospace & Defense
Constellation Brands, Inc.	1,486	$ 226,318	$ 17,761

Banking
Bank First Corporation	3,937	319,960	9,937
Bcb Bancorp, Inc.	12,562	226,116	(12,122)
Capital City Bank Group, Inc.	7,400	236,282	11,897
Cbtx,. Inc.	8,985	267,753	(27,270)
City Holding Company	2,400	204,024	15,951
Columbia Financial, Inc.	9,545	203,595	4,997
Community Trust Bancorp, Inc.	4,889	206,560	(13,624)
Northwest Bancshares	22,236	312,861	(16,202)
Park National Corporation	2,007	264,583	8,238
Prosperity Bancshares, Inc.	3,190	226,107	5,736
			(12,462)
Beverages
Molson Coors Brewing Company	4,119	212,829	(30,805)
Monster Beverage Corporation	2,617	232,468	(25,414)
			(56,219)
Biotech & Pharma
Catalyst Pharmaceuticals, Inc.	15,248	206,458	47,341
Johnson & Johnson	1,760	283,958	(20,732)
			26,609
Chemicals
Corteva, Inc.	3,975	244,184	(1,093)

Commercial Support Services
Clean Harbors, Inc.	1,983	232,844	(1,663)
Ennis, Inc.	12,732	270,300	1,562
			(101)
Electric Utilities
Duke Energy Corporation	1,994	213,179	3,302
Edison International	3,878	262,812	(19,042)
OGE Energy Corporation	6,461	261,929	(8,221)
WEC Energy Group, Inc.	2,037	210,096	6,773
			(17,188)
Electrical Equipment
Bel Fuse Inc.	8,418	239,240	30,827
Hubbell, Inc.	1,082	223,217	(6,431)
Preformed Line Products Company	2,775	215,895	(23,000)
			1,396

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2022

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized Appreciation (Depreciation)
DESCRIPTION	Shares	Notional (a)
Common Stock (Continued)
Food
Mondelez	4,400	$ 272,184	$ (587)
The Hershey Company	1,107	248,710	(7,487)
			(8,074)
Health Care Facilities & Services
Elevance Health, Inc.	431	209,082	2,530
Henry Schein	2,885	211,788	(20,145)
			(17,615)
Household Products
Colgate-Palmolive Company	3,375	263,959	13,122

Industrial Intermediate Products
RBC Bearings	858	206,503	(3,936)

Industrial Support Services
WW Grainger, Inc.	447	248,058	34,853

Insurance
Donegal Group ,Inc. - Class A	16,022	232,639	(5,593)
White Mountains Insurance Group Ltd.	195	267,150	15,665
			10,072
Leisure Facilities & Services
Mcdonalds Corporation	1,307	329,730	(16,928)

Machinery
Franklin Electric Company, Inc.	2,613	226,939	(20,789)

Real Estate Investment Trusts
Agree Realty Corporation	3,050	229,726	5,255
Bluerock Residential Growth Reit Inc	12,178	324,544	3,336
Duke Realty Corporation	3,555	209,212	(23,469)
Ltc Properties, Inc.	6,584	295,556	(913)
Realty Income Corporation	2,975	203,133	(10,692)
Vici Properties, Inc.	7,734	255,145	34,155
			7,672
Retail - Discretionary
Genuine Parts Company	1,731	270,053	40,420

Software
Change Healthcare, Inc.	14,705	361,302	9,799
Progress Software Corporation	5,396	259,709	10,486
Synopsys, Inc.	591	204,498	(20,435)
			(150)
Technology Services
Automatic Data Processing	1,052	257,119	(5,944)
Booz Allen Hamilton Holdings	2,570	245,949	1,288
Broadridge Financial Solutions	1,545	264,458	(16,568)
ICF International	2,140	217,338	(12,753)
			(33,977)

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2022

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *
The following table represents the top 50 individual positions and related values within the total return basket swap as of August 31, 2022.
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized Appreciation (Depreciation)
DESCRIPTION	Shares	Notional (a)
Common Stock
Aerospace & Defense
L3Harris Technologies, Inc.	583	$ 133,035	$ (14,665)
Lockheed Martin Corporation	411	172,665	(5,313)
			(19,978)
Banking
Bancfirst Corporationoration	1,718	185,303	55,437
First Business Financial Services	3,751	124,833	11,687
First Financial Corporationoration Indiana	3,177	147,731	2,722
Great Souther BanCorporation	2,105	123,732	(1,399)
Greene County BanCorporation, Inc.	3,571	189,977	33,402
NBT Bancorp, Inc.	3,727	144,533	1,095
Provident Financial Services	6,389	148,416	(881)
Servisfirst Bancshares, Inc..	1,763	148,727	(3,151)
South Plains Financial, Inc.	5,778	156,757	1,228
			100,140
Beverages
Keurig Dr Pepper, Inc.	3,221	122,785	1,612

Commercial Support Services
H&R Block	3,835	172,575	71,474

Electric Utilities
Centerpoint Energy, Inc.	5,502	173,478	15,125
CMS Energy Corporation	2,671	180,399	7,573
Consolidated Edison, Inc.	1,888	184,533	20,143
Dominion Resources, Inc.	2,063	168,753	(1,848)
Otter Tail	1,763	133,177	39,091
The Southern Company	1,735	133,716	20,086
			100,170
Food
Cal-Maine Foods, Inc.	2,989	160,240	20,954
Flowers Foods, Inc.	5,053	137,947	5,276
Hormel Foods Corporation	3,458	173,868	1,227
			27,457
Gas & Water Utilities
Atmos Energy	1,493	169,276	(3,506)
National Fuel Gas Company	1,761	125,506	27,635
Nisource, Inc.	5,767	170,184	4,261
South Jersey Industries, Inc.	3,950	133,708	4,216
			32,606
Health Care Facilities & Services
Mckesson Corporation	331	121,477	31,784

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2022

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized Appreciation (Depreciation)
DESCRIPTION	Shares	Notional (a)
Common Stock (Continued)
Insurance
Allstate Corporation	1,081	$ 130,261	$ (17,003)
Arch Capital Group Ltd.	3,027	138,394	(8,910)
Hartford Financial	2,592	166,692	(10,957)
Markel Corporation	104	124,187	(19,126)
Progressive	1,580	193,787	19,112
			(36,884)
Machinery
Albany Intl Corporationoration - Class A	1,555	137,135	1,592
Curtiss Wright	980	144,246	(1,501)
			91
Oil & Gas Producers
Chevron Corporation	958	151,421	45,468
ConocoPhillips	1,109	121,380	44,356
EQT Corporation	3,143	150,235	65,841
Exxon Mobil Corporation	1,644	157,150	42,025
Valero Energy Corporation	1,100	128,832	31,667
			229,357
Real Estate Investment Trusts
Corporationorate Office	9,525	246,126	(17,672)
CTO Realty Growth, Inc.	6,351	134,070	15,301
Four Corners Property Trust, Inc.	5,444	146,389	(8,801)
Gaming And Leisure Propertie	4,472	215,863	14,990
Retail Opportunity Investments	11,372	190,481	(3,764)
Wp Carey, Inc.	1,941	163,102	6,390
			6,444
Software
Palo Alto Networks, Inc.	265	147,555	18,249

Technology Services
Amdocs Ltd.	2,103	179,743	9,058
CACI International	455	127,796	(4,579)
CSG Systems International, Inc.	2,297	132,881	1,744
Exlservice Holdings, Inc.	1,520	254,919	69,703
			75,926
(a) Notional value represents the market value (including any fees or commissions) of the positions.